LVIP Wellington Capital Growth Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.96%
Aerospace & Defense–4.73%
Boeing	22,090	$ 8,404,582
Lockheed Martin	30,647	11,954,169
Northrop Grumman	21,140	7,923,061
		28,281,812
Beverages–3.13%
Constellation Brands Class A	51,359	10,645,694
†Monster Beverage	139,572	8,103,550
		18,749,244
Biotechnology–0.44%
†Seattle Genetics	30,630	2,615,802
		2,615,802
Capital Markets–2.63%
Intercontinental Exchange	71,443	6,592,046
MarketAxess Holdings	3,773	1,235,657
MSCI	17,851	3,887,055
S&P Global	16,500	4,042,170
		15,756,928
Chemicals–0.86%
Sherwin-Williams	9,303	5,115,441
		5,115,441
Electrical Equipment–0.31%
AMETEK	20,176	1,852,560
		1,852,560
Electronic Equipment, Instruments & Components–1.40%
CDW	67,859	8,362,943
		8,362,943
Equity Real Estate Investment Trusts–3.04%
American Tower	53,966	11,933,501
Equinix	10,801	6,230,017
		18,163,518
Health Care Equipment & Supplies–3.02%
Danaher	24,507	3,539,546
†DexCom	8,407	1,254,661
†Edwards Lifesciences	46,589	10,245,387
†Penumbra	22,289	2,997,647
		18,037,241
Health Care Providers & Services–1.57%
UnitedHealth Group	43,246	9,398,221
		9,398,221
Hotels, Restaurants & Leisure–1.04%
Hilton Worldwide Holdings	67,062	6,244,143
		6,244,143
Insurance–3.42%
†Markel	5,562	6,573,728
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Marsh & McLennan	59,715	$ 5,974,486
Progressive	102,503	7,918,356
		20,466,570
Interactive Media & Services–11.45%
†Alphabet Class A	990	1,208,928
†Alphabet Class C	29,644	36,136,036
†Facebook Class A	133,987	23,860,405
†Pinterest Class A	152,471	4,032,858
Tencent Holdings ADR	77,417	3,222,870
		68,461,097
Internet & Direct Marketing Retail–6.62%
†Alibaba Group Holding ADR	28,019	4,685,617
†Amazon.com	18,514	32,138,638
†Wayfair Class A	24,714	2,770,934
		39,595,189
IT Services–13.19%
Fidelity National Information Services	68,579	9,104,548
†FleetCor Technologies	49,904	14,311,469
†Gartner	24,130	3,450,349
Global Payments	58,223	9,257,457
Mastercard Class A	68,507	18,604,446
†PayPal Holdings	104,163	10,790,245
Visa Class A	77,765	13,376,358
		78,894,872
Life Sciences Tools & Services–1.53%
†Mettler-Toledo International	2,996	2,110,382
Thermo Fisher Scientific	24,162	7,037,666
		9,148,048
Pharmaceuticals–0.61%
†Elanco Animal Health	137,543	3,657,268
		3,657,268
Professional Services–5.51%
†CoStar Group	5,635	3,342,682
Equifax	57,114	8,034,226
†IHS Markit	151,154	10,109,180
TransUnion	141,810	11,502,209
		32,988,297
Road & Rail–0.93%
Canadian National Railway	16,666	1,497,607
†Uber Technologies	134,399	4,095,137
		5,592,744
Semiconductors & Semiconductor Equipment–2.43%
†Advanced Micro Devices	219,066	6,350,723
Microchip Technology	88,051	8,180,819
		14,531,542
LVIP Wellington Capital Growth Fund–1

LVIP Wellington Capital Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–20.13%
†Adobe Systems	42,726	$ 11,803,058
†Autodesk	50,466	7,453,828
†DocuSign	131,614	8,149,539
Microsoft	304,983	42,401,786
†salesforce.com	76,190	11,309,644
†ServiceNow	48,860	12,403,111
†Splunk	49,971	5,889,582
SS&C Technologies Holdings	179,447	9,254,082
†Tyler Technologies	17,276	4,534,950
†Workday Class A	42,299	7,189,138
		120,388,718
Specialty Retail–6.02%
Home Depot	90,811	21,069,968
†O'Reilly Automotive	16,304	6,497,307
Ross Stores	48,013	5,274,228
TJX	56,386	3,142,956
		35,984,459
Technology Hardware, Storage & Peripherals–3.41%
Apple	91,107	20,405,235
		20,405,235
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–1.54%
NIKE Class B	31,773	$ 2,984,120
†Under Armour Class A	313,533	6,251,848
		9,235,968
Total Common Stock (Cost $316,528,974)		591,927,860

MONEY MARKET FUND–0.73%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.88%)	4,394,184	4,394,184
Total Money Market Fund (Cost $4,394,184)		4,394,184

TOTAL INVESTMENTS–99.69% (Cost $320,923,158)	596,322,044
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.31%	1,846,218
NET ASSETS APPLICABLE TO 11,778,111 SHARES OUTSTANDING–100.00%	$598,168,262

† Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP Wellington Capital Growth Fund–2

LVIP Wellington Capital Growth Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington Capital Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$591,927,860	$—	$—	$591,927,860
Money Market Fund	4,394,184	—	—	4,394,184
Total Investments	$596,322,044	$—	$—	$596,322,044
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years,
LVIP Wellington Capital Growth Fund–3

LVIP Wellington Capital Growth Fund
Notes (continued)
 3. Recent Accounting Pronouncements (continued)
beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Wellington Capital Growth Fund–4